INCOME TAXES (Details 1)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Tax Contingency [Line Items]
Statutory federal tax rate	35.00%	35.00%	35.00%	35.00%
Foreign rate differential	14.00%	(0.20%)	1.50%	(0.20%)
US Tax on Foreign Earnings	(13.70%)	0.00%	(1.40%)	0.00%
Domestic manufacturing/export tax incentive	0.00%	1.20%	0.00%	1.60%
Salt depletion	40.10%	(0.30%)	9.60%	(0.50%)
Dividends paid to CEOP	(3.40%)	(0.60%)	(0.60%)	(0.60%)
State income taxes, net	21.80%	0.80%	5.60%	0.80%
Change in valuation allowance	(1.00%)	1.30%	(0.30%)	1.30%
Change in tax contingencies	(20.60%)	0.10%	(5.10%)	0.20%
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Percent	18.90%	(1.60%)	5.70%	(1.30%)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	0.00%	0.40%	0.00%	0.30%
Other, net	(2.10%)	(0.10%)	(0.40%)	0.10%
Effective tax rate	95.80%	33.60%	50.80%	33.50%